Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Jun. 16, 2022	Sep. 30, 2022	May 23, 2022	May 17, 2022	Dec. 31, 2021		Sep. 27, 2021	Jul. 11, 2021	Dec. 31, 2020
Nature Of Operations [Line Items]
Prepaid expenses and other current assets		$ 32,660 [1]			$ 13,304	[1]			$ 54
Life Wallet LLC [Member] | Advertising Costs Commitment [Member]
Nature Of Operations [Line Items]
Other commitments remainder of fiscal year		1,700
John H. Ruiz and Frank C [Member] | Promissory Notes [Member]
Nature Of Operations [Line Items]
Aggregate principal amount	$ 112,800
Interest rate	4.00%
Debt instrument, maturity term	4 years
MSP Recovery Law Firm [Member]
Nature Of Operations [Line Items]
Payment of advances	$ 36,500
Prepaid expenses and other current assets		31,900
Cantor Fitzgerald [Member] | Common Stock Purchase Agreement [Member]
Nature Of Operations [Line Items]
Percentage of volume of weighted average price of common stock to sell under purchase agreement				98.00%
Prudent Group [Member] | Assignment Agreement And Services Agreement [Member]
Nature Of Operations [Line Items]
Maximum monetize amount of net recovery interest in claim demand		$ 250,000
Percentage of amount paid on claim		90.00%
Virage Capital Management LP [Member] | Investment Capacity Agreement [Member]
Nature Of Operations [Line Items]
Maximum amount of paid amount purchasable pursuant to Agreement							$ 3,000,000
Percentage of recoveries payable to assignor							50.00%
Percentage of recoveries from the assignor							50.00%
Membership Interest Purchase Agreement [Member]
Nature Of Operations [Line Items]
Common stock units issued or issuable pursuant to business combination								3,250,000,000
Common stock units to be deposited in the escrow account								6,000,000
Membership Interest Purchase Agreement [Member] | Other Current Assets [Member]
Nature Of Operations [Line Items]
Business combination acquisition costs not expensed					13,300
Investment Capacity Agreement [Member] | Virage Capital Management LP [Member]
Nature Of Operations [Line Items]
Maximum amount of paid amount purchasable pursuant to Agreement							$ 3,000,000
Percentage of recoveries payable to assignor							50.00%
Percentage of recoveries from the assignor							50.00%
Servicing Agreement [Member] | Virage Recovery Master LP [Member]
Nature Of Operations [Line Items]
Reserved for the payment of service fees					$ 30,700
Servicing Agreement [Member] | Prudent Group [Member]
Nature Of Operations [Line Items]
Percentage of annual return on amount paid for net recovery proceeds		18.00%
Class V Common Stock [Member] | Non Economic Voting Shares [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share			$ 0.0001
Class V Common Stock [Member] | Non Economic Voting Shares [Member] | Lion Heart [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share								$ 0.0001
Common Class B [Member] | Non Economic Voting Shares [Member] | Opco [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share								$ 0.0001
Common Class A [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share		$ 0.0001
Common Class A [Member] | Cantor Fitzgerald [Member] | Common Stock Purchase Agreement [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement				$ 1,000,000

[1]	As of September 30, 2022 and December 31, 2021, the total affiliate receivable, indemnification asset, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets and claims financings obligation and notes payable includes balances with related parties. See Note 13, Related Party, for further details.